Note 7 – Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Note 7 - Related Party Transactions - Schedule of Executive Compensation
	December 31, 2024		December 31, 2023
	Non - Equity	Equity	Non - Equity	Equity
Chief Executive Officer Vincent Napolitano	$940,491	$—	$879,018	$—
President Shaun Quin	534,166	—	538,963	—
Chief Financial Officer Vaughan Korte	210,763	—	163,998	—
Chief Strategy Officer Glen Steward	21,841	—	—	—
Total	$1,707,261	$—	$1,581,979	$—